SCHEDULE OF CONDENSED BALANCE SHEETS (Details)		Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2025 CNY (¥) shares		Sep. 30, 2024 $ / shares	Sep. 30, 2024 CNY (¥) shares		Sep. 30, 2023 CNY (¥)	Sep. 30, 2022 CNY (¥)
ASSETS
TOTAL ASSETS		$ 47,776,678	¥ 340,122,165			¥ 173,078,241
TOTAL LIABILITIES		37,970,456	270,311,673			155,702,300
Stock Subscription Receivable		(2,001)	(14,246)			(14,043)
Ordinary shares ( US$0.0001 par value, 500,000,000 shares authorized as of September 30, 2024 and September 30, 2025; 10,011,132 and 11,448,632 Class A ordinary shares issued and outstanding as of September 30, 2024 and September 30, 2025, respectively;10,000,000 Class B ordinary shares issued and outstanding as of September 30, 2024 and September 30, 2025) (1) (1)	[1]	$ 2,145	¥ 15,269			¥ 14,043
Common Stock, Par or Stated Value Per Share | $ / shares	[1]	$ 0.0001			$ 0.0001
Common Stock, Shares Authorized	[1]	500,000,000	500,000,000			500,000,000
Additional paid in capital		$ 3,691,729	¥ 26,281,420
Accumulated loss/ retained earnings		5,287,977	37,645,105			14,108,126
Accumulated other comprehensive income		(13)	(91)
TOTAL SHAREHOLDERS’ EQUITY		9,806,222	69,810,492			17,375,941		¥ 59,398,254	¥ 23,174,722
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		$ 47,776,678	¥ 340,122,165			¥ 173,078,241
Common Class A [Member]
ASSETS
Common Stock, Shares, Outstanding	[1]	11,448,632	11,448,632			10,011,132
Common Class B [Member]
ASSETS
Common Stock, Shares, Outstanding	[1]	10,000,000	10,000,000			10,000,000
Parent Company [Member]
ASSETS
Investments in subsidiaries		$ 9,806,222	¥ 69,810,492			¥ 17,375,941
TOTAL ASSETS		9,806,222	69,810,492			17,375,941
TOTAL LIABILITIES
Stock Subscription Receivable		(2,001)	(14,246)			(14,043)
Ordinary shares ( US$0.0001 par value, 500,000,000 shares authorized as of September 30, 2024 and September 30, 2025; 10,011,132 and 11,448,632 Class A ordinary shares issued and outstanding as of September 30, 2024 and September 30, 2025, respectively;10,000,000 Class B ordinary shares issued and outstanding as of September 30, 2024 and September 30, 2025) (1) (1)		$ 2,145	¥ 15,269	[2]		14,043	[2]
Common Stock, Par or Stated Value Per Share | $ / shares	[2]	$ 0.0001
Common Stock, Shares Authorized	[2]	500,000,000	500,000,000
Additional paid in capital		$ 3,691,729	¥ 26,281,420
Accumulated loss/ retained earnings		6,114,362	43,528,140			17,375,941
Accumulated other comprehensive income		(13)	(91)
TOTAL SHAREHOLDERS’ EQUITY		9,806,222	69,810,492			17,375,941
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		$ 9,806,222	¥ 69,810,492			¥ 17,375,941
Parent Company [Member] | Common Class A [Member]
ASSETS
Common Stock, Shares, Outstanding	[2]	11,448,632	11,448,632			10,011,132
Parent Company [Member] | Common Class B [Member]
ASSETS
Common Stock, Shares, Outstanding	[2]	10,000,000	10,000,000

[1]	Giving retroactive effect to Reorganization transactions.
[2]	Giving retroactive effect to Reorganization transactions (note 1(c) of Notes to Combined and Consolidated Financial Statements)